LONG-TERM DEBT AND FINANCE LEASE OBLIGATIONS - Schedule of Long-term Debt (Details) - USD ($) $ in Millions	Nov. 30, 2019	Nov. 22, 2019	Aug. 15, 2019	May 24, 2019	Feb. 23, 2019	Feb. 24, 2018
Debt Instrument [Line Items]
Long-term debt, gross					$ 10,086.3
Finance lease obligations (see Note 5)	$ 702.3
Finance lease obligations (see Note 5)					762.3
Total debt					9,824.1	$ 11,011.2
Total debt	8,749.2				10,586.4
Less current maturities	(133.3)				(148.8)	(168.2)
Long-term portion	$ 8,615.9				10,437.6	11,707.6
Asset-Based Loan Facility
Debt Instrument [Line Items]
Stated interest rate percentage	5.00%
Secured debt | Albertsons Term Loans, due 2022 to 2025, interest range of 4.32% to 5.69%
Debt Instrument [Line Items]
Total debt					4,610.7	5,610.7
Secured debt | Albertsons Term Loans due 2025 to 2026, interest rate range of 4.45% to 5.69%
Debt Instrument [Line Items]
Long-term debt, gross	$ 2,311.5				4,610.7
Senior notes | Senior Unsecured Notes due 2024, 2025 and 2026, interest rate of 6.625%, 5.750% and 7.5%, respectively
Debt Instrument [Line Items]
Total debt					3,071.6	2,476.1
Senior notes | Senior Unsecured Notes due 2024, 2025, 2026, 2027 and 2028, interest rate of 6.625%, 5.750%, 7.5%, 4.625% and 5.875%, respectively
Debt Instrument [Line Items]
Long-term debt, gross	$ 4,554.3				$ 3,071.6
Senior notes | Senior Unsecured Notes due 2024, interest rate of 6.625%
Debt Instrument [Line Items]
Stated interest rate percentage	6.625%				6.625%
Senior notes | Senior Unsecured Notes due 2025, interest rate 5.750%
Debt Instrument [Line Items]
Stated interest rate percentage	5.75%				5.75%
Senior notes | Senior Unsecured Notes due 2026, interest rate of 7.5%
Debt Instrument [Line Items]
Stated interest rate percentage	7.50%				7.50%
Senior notes | Senior Unsecured Notes, due 2027, interest rate of 4.625%
Debt Instrument [Line Items]
Stated interest rate percentage	4.625%	4.625%
Senior notes | Senior Unsecured Notes, due 2028, interest rate of 5.875%
Debt Instrument [Line Items]
Stated interest rate percentage	5.875%		5.875%
Senior notes | Safeway Inc. 5.00% Senior Notes due 2019
Debt Instrument [Line Items]
Stated interest rate percentage				5.00%	5.00%
Total debt					$ 0.0	269.5
Senior notes | Safeway Inc. 3.95% Senior Notes due 2020
Debt Instrument [Line Items]
Stated interest rate percentage				3.95%
Total debt					137.2	137.5
Senior notes | Safeway Inc. 4.75% Senior Notes due 2021
Debt Instrument [Line Items]
Stated interest rate percentage				4.75%
Total debt					$ 130.6	130.8
Senior notes | Safeway Inc. 7.45% Senior Debentures due 2027
Debt Instrument [Line Items]
Stated interest rate percentage					7.45%
Total debt					$ 129.2	152.5
Notes payable | New Albertsons L.P. Notes due 2026 to 2031, interest rate range of 6.52% to 8.70%
Debt Instrument [Line Items]
Long-term debt, gross	$ 465.5				1,322.3
Notes payable | Safeway Inc. Notes due 2020 to 2031, interest rate range of 3.95% to 7.45%
Debt Instrument [Line Items]
Long-term debt, gross	641.9				$ 675.3
Notes payable | New Albertson's L.P. 7.75% Debentures due 2026
Debt Instrument [Line Items]
Stated interest rate percentage					7.75%
Total debt					$ 143.0	140.1
Notes payable | New Albertson's L.P. 7.45% Debentures due 2029
Debt Instrument [Line Items]
Stated interest rate percentage					7.45%
Total debt					$ 484.2	525.5
Notes payable | New Albertson's L.P. 8.70% Debentures due 2030
Debt Instrument [Line Items]
Stated interest rate percentage					8.70%
Total debt					$ 186.8	186.6
Notes payable | New Albertson's L.P. 8.00% Debentures due 2031
Debt Instrument [Line Items]
Stated interest rate percentage					8.00%
Total debt					$ 354.3	350.8
Notes payable | Safeway Inc. 7.25% Debentures due 2031
Debt Instrument [Line Items]
Stated interest rate percentage					7.25%
Total debt					$ 278.3	576.6
Line of credit | Asset-Based Loan Facility
Debt Instrument [Line Items]
Long-term debt, gross	18.0				0.0
Other notes payable | Other Notes Payable, unsecured
Debt Instrument [Line Items]
Long-term debt, gross	37.3				125.4
Other notes payable | Other financing liabilities, unsecured
Debt Instrument [Line Items]
Total debt					125.4	242.7
Mortgage notes payable | Mortgage Notes Payable, secured
Debt Instrument [Line Items]
Long-term debt, gross	$ 18.4				18.8
Total debt					18.8	20.9
Medium-term notes | New Albertson's L.P. 6.52% to 7.15% Medium Term Notes due 2027 - 2028
Debt Instrument [Line Items]
Total debt					$ 154.0	$ 190.9
Minimum | Secured debt | Albertsons Term Loans due 2025 to 2026, interest rate range of 4.45% to 5.69%
Debt Instrument [Line Items]
Stated interest rate percentage	4.45%				4.32%
Minimum | Notes payable | New Albertsons L.P. Notes due 2026 to 2031, interest rate range of 6.52% to 8.70%
Debt Instrument [Line Items]
Stated interest rate percentage	6.52%
Minimum | Notes payable | Safeway Inc. Notes due 2020 to 2031, interest rate range of 3.95% to 7.45%
Debt Instrument [Line Items]
Stated interest rate percentage	3.95%
Minimum | Medium-term notes | New Albertson's L.P. 6.52% to 7.15% Medium Term Notes due 2027 - 2028
Debt Instrument [Line Items]
Stated interest rate percentage					6.52%
Maximum | Secured debt | Albertsons Term Loans due 2025 to 2026, interest rate range of 4.45% to 5.69%
Debt Instrument [Line Items]
Stated interest rate percentage	5.69%				5.69%
Maximum | Notes payable | New Albertsons L.P. Notes due 2026 to 2031, interest rate range of 6.52% to 8.70%
Debt Instrument [Line Items]
Stated interest rate percentage	8.70%
Maximum | Notes payable | Safeway Inc. Notes due 2020 to 2031, interest rate range of 3.95% to 7.45%
Debt Instrument [Line Items]
Stated interest rate percentage	7.45%
Maximum | Medium-term notes | New Albertson's L.P. 6.52% to 7.15% Medium Term Notes due 2027 - 2028
Debt Instrument [Line Items]
Stated interest rate percentage					7.15%